Earnings per share - Schedule of Earning Per Share Detail (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit / (Loss) attributable to owners of the parent (€ '000s)	€ 113,098	€ (10,551)	€ 181,439
Weighted average shares outstanding, basic (in shares)	501,803,294	498,243,792	490,017,400
Weighted average shares outstanding, diluted (in shares)	503,697,933	498,243,792	490,035,080
Earnings / (Loss) per share, basic (in euros per share)	€ 0.2254	€ (0.0212)	€ 0.3703
Earnings / (Loss) per share, diluted (in euros per share)	€ 0.2245	€ (0.0212)	€ 0.3703